Share-based compensation (Details Narrative) ¥ / shares in Units, ¥ in Thousands			6 Months Ended
	Jul. 01, 2023 CNY (¥) shares	Jan. 01, 2023 CNY (¥) shares	Jun. 30, 2026 $ / shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenues and expenses | ¥				¥ 827,573		¥ 1,282,869
Fair value of options granted | (per share)			$ 84.8352	¥ 575.6151	$ 104.7690	¥ 750.5330
Number of Options Outstanding, Total, Exercised						1,452	[1]
Cumulative Effect, Period of Adoption, Adjustment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of options granted | $ / shares					$ 2.9934
2019 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vested share on each anniversary for two years					25.00%	25.00%
Percentage of vested share on each quarter for four years					6.25%	6.25%
2019 Incentive Plan One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vested share on each anniversary for two years					50.00%	50.00%
2023 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested options, share	20,359,900	86,871,800
Restricted shares	20,359,900	86,871,800
Cost of revenues and expenses | ¥	¥ 26,300	¥ 26,200
2023 Incentive Plan [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested options, share	581,711	2,482,051
Restricted shares	581,711	2,482,051

[1]	The shares is presented on a retroactive basis to reflect the Company’s Share Consolidation on July 20, 2026 (Note 15).